Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Capitol Investment Corp. V
Fair Value Measurements (Details) - Schedule of fair value on recurring basis [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account (1)	1	$345,013,964
Liabilities:
Private Placement Warrants (2)	2	7,700,000
Public Warrants (2)	1	15,180,000

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account (1)	1	$345,012,580
Liabilities:
Private Placement Warrants (2)	3	10,325,000
Public Warrants (2)	3	20,355,000
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(1)The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2)Measured at fair value on a recurring basis.
Warrants
The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the condensed balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statement of operations.
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis and were initially measured at fair value as Level 3 financial liabilities using a Monte Carlo simulation model through December 31, 2020. The subsequent measurement of the Public Warrants as of June 30, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CAP.WS. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.
As of June 30, 2021, and December 31, 2020, the aggregate fair values of the Private Placement Warrants were $7.7 million and $10.3 million, respectively, and Public Warrants were $15.2 million and $20.4 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,325,000	$20,355,000	$30,680,000
Change in valuation inputs or other assumptions(1)(2)	(2,625,000)	(5,175,000)	(7,800,000)
Fair value as of June 30, 2021	$7,700,000	$15,180,000	$22,880,000
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(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the condensed statement of operations.
(2)Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 measurement during the six months ended June 30, 2021 when the Public Warrants were separately listed and traded.
FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account(1)	1	$345,012,580
Liabilities:
Private Placement Warrants(2)	3	$10,325,000
Public Warrants(2)	3	$20,355,000
____________
(1) The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2) Measured at fair value on a recurring basis.
Warrants
The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.
Initial Measurement
The Company established the initial fair value for the Warrants on December 4, 2020, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model for the Public Warrants and the Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption, Class A common stock and Class B common stock based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	December 4, 2020 (Initial Measurement)
Risk-free interest rate	0.53%
Expected term (Years)	5.0
Expected volatility	23.0%
Exercise price	$11.50
Fair value of Units	$9.56
The Company’s use of a Monte Carlo simulation model required the use of subjective assumptions:
•The risk-free interest rate assumption was based on the five-year U.S. Treasury rate, which was commensurate with the contractual term of the Warrants, which expire on the earlier of (i) five years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
•The expected term was determined to be five years, in-line with a typical equity investor assumed holding period.
•The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of business combinations by similar special purpose acquisition companies. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
•The fair value of the Units, which each consist of one Class A common stock and one-third of one Public Warrant, represents the closing price on the measurement date as observed from the ticker CAP.U.
Based on the applied volatility assumption and the expected term to a business combination noted above, the Company determined that the risk-neutral probability of exceeding the $18.00 redemption value by the start of the exercise period for the Warrants resulted in a nominal difference in value between the Public Warrants and Private Placement Warrants across the valuation dates utilized in the Monte Carlo simulation model. Therefore, the resulting valuations for the two classes of Warrants were determined to be equal. On December 4, 2020, the Private
Placement Warrants and Public Warrants were determined to be $1.33 per warrant for aggregate values of $7.8 million and $15.3 million, respectively.
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis. At the subsequent measurement date of December 31, 2020, the Public Warrants and Private Placement Warrants were fair valued using the Monte Carlo Simulation Method. The fair value classification for both the Public Warrants and Private Placement Warrants remain unchanged as Level 3 from their initial valuation.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at subsequent measurement:

Input	December 31, 2020 (Subsequent Measurement)
Risk-free interest rate	0.45%
Expected term (Years)	5.0
Expected volatility	28.0%
Exercise price	$11.50
Fair value of Units	$9.71
As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $10.3 million and $20.4 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2019	$—	$—	$—
Initial measurement on December 4, 2020	7,758,333	15,295,000	23,053,333
Change in valuation inputs or other assumptions(1)	2,566,667	5,060,000	7,626,667
Fair value as of December 31, 2020	$10,325,000	$20,355,000	$30,680,000
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(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.